Income Tax - Income Tax Recognized in Other Comprehensive Income (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax
Remeasurement on defined benefit pension plans	$ 239	$ 305	$ (243)
Change in tax rate - defined benefit pension plans	0	0	(207)
Total income tax expense (benefit) recognized in other comprehensive income	$ 239	$ 305	$ (450)